Related-party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Amounts Related to Revenue and Expenses Incurred in Transactions

The following table presents the amounts related to revenue and expenses incurred in transactions with these related parties:

	2012	2011	2010
Revenue	33	133	292
Purchase of goods and services	204	137	139

Schedule of Amounts Related to Accounts Receivable and Payables with Related Parties	The following table presents the amounts related to accounts receivable and payable balances with these related parties:

	2012	2011
Receivables (net)	—	20
Payables	30	38